Segment Reporting and Geographic Information (Tables)	12 Months Ended
Dec. 25, 2021
Segment Reporting [Abstract]
Revenues and Income from Operations for Reportable Segments

The table below presents revenues and income (loss) from operations for the reportable segments for the years ended December 25, 2021, December 26, 2020, and December 28, 2019.

	Year Ended	Year Ended	Year Ended
	December 25,	December 26,	December 28,
	2021	2020	2019
Revenues
Hardware and Protective Solutions	$1,024,974	$1,024,392	$853,016
Robotics and Digital Solutions	249,528	209,287	236,086
Canada	151,465	134,616	125,260
Total revenues	$1,425,967	$1,368,295	$1,214,362
Segment Income (Loss) from Operations
Hardware and Protective Solutions	$(17,185)	$67,313	$14,204
Robotics and Digital Solutions	23,558	3,177	3,385
Canada	3,941	(4,724)	(9,894)
Total segment income from operations	$10,314	$65,766	$7,695